The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
1
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table are U.S. Treasury Securities and a Money Market Fund.
Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
Shares Security Description Value
Common Stock - 92.0%
Communication Services - 10.1%
61,640 Alphabet, Inc., Class A
(a)
$ 5,895,866
45,020 Alphabet, Inc., Class C
(a)
4,328,673
23,184 Take-Two Interactive Software, Inc.
(a)
2,527,056
12,751,595
Consumer Discretionary - 7.5%
29,370 Aptiv PLC
(a)
2,297,028
98,520 Comcast Corp., Class A 2,889,592
4,076 Domino's Pizza, Inc. 1,264,375
56,513 Restaurant Brands International, Inc. 3,005,361
9,456,356
Consumer Staples - 7.8%
81,940 Mondelez International, Inc., Class A 4,492,770
49,750 Nestle SA, ADR 5,353,598
9,846,368
Financials - 16.8%
15,320 Aon PLC, Class A 4,103,768
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,129,474
36,970 Chubb, Ltd. 6,724,104
42,950 Intercontinental Exchange, Inc. 3,880,533
31,610 JPMorgan Chase & Co. 3,303,245
21,141,124
Health Care - 9.3%
15,000 Danaher Corp. 3,874,350
146,124 Tabula Rasa HealthCare, Inc.
(a)
701,395
14,100 Thermo Fisher Scientific, Inc. 7,151,379
11,727,124
Information Technology - 31.5%
8,498 Adobe, Inc.
(a)
2,338,650
20,720 Analog Devices, Inc. 2,887,125
46,920 Apple, Inc. 6,484,344
7,613 Autodesk, Inc.
(a)
1,422,108
28,981 Fidelity National Information Services, Inc. 2,190,094
30,613 Fiserv, Inc.
(a)
2,864,458
27,329 Global Payments, Inc. 2,952,899
54,610 Microsoft Corp. 12,718,669
59,860 Oracle Corp. 3,655,650
21,046 VMware, Inc., Class A
(a)
2,240,557
39,754,554
Materials - 6.7%
61,030 Berry Global Group, Inc.
(a)
2,839,726
37,223 Crown Holdings, Inc. 3,016,180
22,217 Franco-Nevada Corp. 2,654,487
8,510,393
Real Estate - 2.3%
28,530 Prologis, Inc. REIT 2,898,648
Total Common Stock (Cost $64,472,621) 116,086,162
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 5.5%
U.S. Treasury Securities - 5.5%
2,000,000 U.S. Treasury
Bill
(b)
2.45%  11/15/22 1,993,246
3,000,000 U.S. Treasury
Note/Bond 1.50  01/15/23 2,983,348
1,000,000 U.S. Treasury
Note/Bond 0.13  03/31/23 981,664
1,000,000 U.S. Treasury
Note/Bond 0.25  03/15/24 943,164
6,901,422
Total U.S. Government & Agency Obligations (Cost
$6,944,714) 6,901,422
Shares Security Description Value
Money Market Fund - 2.3%
2,911,736 First American Treasury Obligations Fund,
Class X, 2.87%
(c)
(Cost $2,911,736) 2,911,736
Investments, at value - 99.8% (Cost $74,329,071) $ 125,899,320
Other Assets & Liabilities, Net - 0.2% 278,025
Net Assets - 100.0% $ 126,177,345
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 116,086,162
Level 2 - Other Significant Observable Inputs 9,813,158
Level 3 - Significant Unobservable Inputs –
Total $ 125,899,320

The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
2
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.